UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09869
                                   ---------

                      FRANKLIN FLOATING RATE MASTER TRUST
                      -----------------------------------
              (Exact name of registrant as specified in charter)

                ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
              (Address of principal executive offices) (Zip code)

       MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
       -----------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000
                                                    ------------

Date of fiscal year end: 07/31
                         -----

Date of reporting period: 1/31/05
                          -------

      ITEM 1. REPORTS TO STOCKHOLDERS.

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES
FINANCIAL HIGHLIGHTS

                                                   SIX MONTHS ENDED                     YEAR ENDED JULY 31,
                                                   JANUARY 31, 2005  ----------------------------------------------------------
                                                      (UNAUDITED)            2004       2003        2002        2001    2000 b
                                                 ------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period                          $9.84         $9.69      $9.58       $9.88      $10.05    $10.00
                                                 ------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                        .181          .334       .464        .545        .861      .288
  Net realized and unrealized gains (losses)                   .011          .151       .111       (.300)      (.173)     .050
                                                 ------------------------------------------------------------------------------
Total from investment operations                               .192          .485       .575        .245        .688      .338
                                                 ------------------------------------------------------------------------------
Less distributions from net investment
  income                                                      (.182)        (.335)     (.465)      (.545)      (.861)    (.288)
                                                 ------------------------------------------------------------------------------
Net asset value, end of period                                $9.85         $9.84      $9.69       $9.58       $9.88    $10.05
                                                 ==============================================================================
Total return a                                                1.96%         5.08%      6.19%       2.52%       7.13%     3.42%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's)                          $981,614      $757,987   $218,647    $265,940    $218,545   $37,370
Ratios to average net assets:
  Expenses                                                     .96% c        .98%      1.02%        .98%       1.01%     2.27% c
  Expenses net of waiver and payments by affiliate             .60% c        .60%       .60%        .60%        .62%     1.00% c
  Net investment income                                       3.65% c       3.34%      4.86%       5.55%       8.34%     8.62% c
Portfolio turnover rate                                      30.67%        54.41%     75.69%      77.29%      37.87%    11.10%

a  Total return is not annualized for periods less than one year.
b For the period March 24, 2000 (commencement of operations) to July 31, 2000. c Annualized.

                       See notes to financial statements.

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES
STATEMENT OF INVESTMENTS, JANUARY 31, 2005 (UNAUDITED)

                                                                                          PRINCIPAL                   % OF NET
                                                                           COUNTRY         AMOUNT        VALUE         ASSETS
  ----------------------------------------------------------------------------------------------------------------------------

   BONDS
   BROADCASTING
   Paxson Communications Corp., senior secured note, 144A, FRN, 5.41%,
   1/15/10                                                              United States   $  5,100,000   $ 5,176,500        .53
                                                                                                       ------------ ----------

   STEEL
   Ispat Inland ULC, senior secured note, FRN, 9.31%, 4/01/10           United States      3,000,000     3,307,500        .33
                                                                                                       ------------ ----------

   TOTAL BONDS (COST $8,121,927)                                                                         8,484,000        .86
                                                                                                       ------------ ----------

a  SENIOR FLOATING RATE INTERESTS
   ADVERTISING/MARKETING SERVICES
   Adams Outdoor Advertising Inc., Term Loan, 4.92%, 10/05/11           United States      2,985,000     3,027,909        .31
                                                                                                       ------------ ----------

   AEROSPACE & DEFENSE
   ARINC Inc., Term Loan, 4.78%, 2/24/11                                United States      1,488,750     1,511,081        .16
   CACI International Inc., Term Loan B, 3.95%, 4/23/11                 United States      4,466,250     4,524,869        .46
   DRS Technologies Inc., Term Loan B, 3.74 - 4.39%, 11/04/10           United States      3,296,280     3,330,274        .34
   ILC Industries Inc., Second Lien Term Loan, 8.15%, 2/05/11           United States        500,000       505,850        .05
   K&F Acquisition Inc., Term Loan B, 4.95 - 6.75%, 11/18/12            United States        975,000       991,860        .10
   MRO Acquisition Corp. (Piedmont), First Lien Term Loan, 4.92%,
   8/27/10                                                              United States      2,354,140     2,386,510        .24
   Standard Aero Holdings Inc., Term Loan B, 4.969 - 5.05%, 8/24/12     United States        876,923       890,899        .09
   Titan Corp., Term Loan B, 5.37 - 7.25%, 6/30/09                      United States        975,000       989,016        .10
   Vought Aircraft Industries Inc., Term Loan B, 5.08%, 12/22/11        United States      4,700,000     4,776,375        .49
                                                                                                       ------------ ----------
                                                                                                        19,906,734       2.03
                                                                                                       ------------ ----------

   AIRLINES
   American Airlines Inc., Term Loan B, 7.79 - 8.12%, 12/31/10          United States      1,000,000     1,013,438        .10
   Northwest Airlines Inc., Term Loan B, 9.10%, 11/23/10                United States      2,000,000     2,046,000        .21
                                                                                                       ------------ ----------
                                                                                                         3,059,438        .31
                                                                                                       ------------ ----------

   ALUMINUM
b  Novelis Corp., U.S. Term Loan, 4.125%, 12/30/11                      United States      7,298,077     7,363,964        .75
b  Novelis Inc., CAD Term Loan, 4.125%, 12/30/11                           Canada          4,201,923     4,241,026        .43
                                                                                                       ------------ ----------
                                                                                                        11,604,990       1.18
                                                                                                       ------------ ----------

   APPAREL/FOOTWEAR
   St. John Knits Inc., Term Loan B, 6.063%, 7/31/07                    United States        894,731       904,237        .09
                                                                                                       ------------ ----------

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES
STATEMENT OF INVESTMENTS, JANUARY 31, 2005 (UNAUDITED)

                                                                                          PRINCIPAL                   % OF NET
                                                                           COUNTRY         AMOUNT        VALUE         ASSETS
  ----------------------------------------------------------------------------------------------------------------------------

   AUTO PARTS: ORIGINAL EQUIPMENT MANUFACTURER
   Accuride Corp., Term Loan B, 4.875%, 1/31/12                         United States   $  1,700,000   $ 1,717,709        .18
   Cooper Standard Automotive Inc.,
      Term Loan B, 4.75%, 12/23/11                                      United States      2,875,000     2,906,145        .30
      Term Loan C, 4.75%, 12/23/11                                      United States      4,625,000     4,675,103        .48
   Dayco Products LLC, Term Loan B, 5.12 - 5.77%, 6/18/11               United States      3,980,000     4,044,675        .41
   EaglePicher Inc., Term Loan B, 5.46%, 8/07/09                        United States      1,181,639     1,185,825        .12
   Exide Technologies,
      USD EURO Borrower, 5.875 - 6.125%, 5/04/10                        United States        750,000       731,250        .07
      USD US Borrower, 5.875 - 6.125%, 5/04/10                          United States        750,000       731,250        .07
   GenCorp Inc.,
      L/C Term Loan, 5.58%, 11/30/10                                    United States        750,000       761,719        .08
      Term Loan B, 5.58%, 11/30/10                                      United States        250,000       254,531        .03
   Grand Vehicle Works, Term Loan B, 5.56 - 5.58%, 7/23/10              United States      2,238,750     2,193,975        .22
   Hayes Lemmerz, Term Loan, 5.92 - 6.69%, 6/03/09                      United States      2,848,333     2,895,132        .30
   Hilite International Inc., Term Loan B, 6.72 - 6.986%, 3/31/09       United States        782,697       785,374        .08
   Key Plastics LLC and Key Safety Inc.,
      First Lien Term Loan, 4.78 - 5.09%, 7/31/10                       United States      1,441,705     1,466,934        .15
      Term Loan C, 8.15 - 8.33%, 7/31/11                                United States      1,000,000     1,007,500        .10
   Plastech Engineered Products Inc., First Lien Term Loan, 5.31%,
    3/11/10                                                             United States        968,965       975,627        .10
   Progressive Moulded Products, Term Loan B, 4.844 - 5.23%, 8/13/11       Canada          1,026,993     1,030,202        .10
   Tenneco Automotive Inc.,
      L/C Term Loan, 5.40%, 12/12/10                                    United States      1,241,379     1,265,689        .13
      Term Loan B, 5.35%, 12/12/10                                      United States      2,731,034     2,784,516        .29
   TRW Automotive Inc.,
      Term Loan B, 4.375%, 10/31/10                                     United States      3,250,000     3,260,156        .33
      Term Loan E, 3.875%, 10/31/10                                     United States      5,500,000     5,525,784        .56
                                                                                                       ------------ ----------
                                                                                                        40,199,096       4.10
                                                                                                       ------------ ----------

   AUTOMOTIVE AFTERMARKET
   Affinia Group Inc., Term Loan B, 5.44%, 11/30/11                     United States      4,000,000     4,068,000        .41
   United Components Inc., Term Loan C, 4.78%, 6/30/10                  United States        773,333       784,114        .08
                                                                                                       ------------ ----------
                                                                                                         4,852,114        .49
                                                                                                       ------------ ----------

   BEVERAGES: ALCOHOLIC
   Constellation Brands Inc., Term Loan B, 6.00%, 12/22/11              United States     11,400,000    11,556,750       1.18
   Southern Wine & Spirits of America Inc., Term Loan B, 4.81%,
    7/02/08 United States                                                                  1,962,433     1,992,320        .20
                                                                                                       ------------ ----------
                                                                                                        13,549,070       1.38
                                                                                                       ------------ ----------

   BEVERAGES: NON-ALCOHOLIC
   Dr. Pepper Bottling Co. of Texas, Term Loan, 4.47 - 4.754%,
    12/18/10 United States                                                                 2,241,524     2,279,630        .23
   Sunny Delight Beverages Co., First Lien Term Loan, 6.59 - 6.79%,
    8/23/10                                                             United States      1,000,000       977,430        .10
                                                                                                       ------------ ----------
                                                                                                         3,257,060        .33
                                                                                                       ------------ ----------

   BROADCASTING
   Alliance Atlantis Communications Inc., Term Loan B, 4.294%,
    12/17/11 United States                                                                 3,000,000     3,037,500        .31


FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES
STATEMENT OF INVESTMENTS, JANUARY 31, 2005 (UNAUDITED) (CONTINUED)

                                                                                          PRINCIPAL                   % OF NET
                                                                          COUNTRY          AMOUNT        VALUE         ASSETS
  ----------------------------------------------------------------------------------------------------------------------------

   Cumulus Media Inc.,
      Term Loan A1, 4.25%, 3/28/09                                      United States   $  2,312,500   $ 2,329,636        .24
      Term Loan E, 4.25%, 3/28/10                                       United States      3,109,375     3,159,902        .32
      Term Loan F, 4.063%, 3/28/10                                      United States        498,750       501,036        .05
   Emmis Operating Co., Term Loan B, 4.17%, 11/10/11                    United States      5,000,000     5,058,680        .52
   Entravision Communications Corp.,
      Multi-Draw Term Loan, 4.31%, 2/24/12                              United States      1,500,000     1,516,563        .15
      Term Loan B, 4.31%, 2/24/12                                       United States      5,000,000     5,055,210        .52
   Gray Television Inc., Term Loan C, 4.30 - 4.31%, 12/31/10            United States      1,000,000     1,011,130        .10
   Mission Broadcasting Inc., Term Loan D, 4.31%, 12/31/10              United States      2,902,553     2,915,252        .30
   NEP Supershooters LP,
      First Lien Term Loan, 6.56%, 2/03/11                              United States      1,246,875     1,267,137        .13
      Term Loan B, 3.50 - 7.75%, 2/03/11                                United States      1,000,000     1,000,000        .10
   Nexstar Finance LLC, Term Loan D, 4.31%, 12/31/10                    United States      1,584,947     1,597,824        .16
   Sinclair Broadcasting, Term Loan A, 4.33%, 6/30/09                   United States      4,500,000     4,521,096        .46
                                                                                                       ------------ ----------
                                                                                                        32,970,966       3.36
                                                                                                       ------------ ----------

   BUILDING PRODUCTS
   Atrium Cos. Inc., Term Loan, 5.20 - 5.30%, 12/15/11                  United States      3,000,000     3,039,999        .31
   Building Materials Holding Corp., Term Loan B, 5.313%, 8/13/10       United States        985,000       992,387        .10
   Headwaters Inc., Term Loan B, 5.75 - 5.92%, 4/30/11                  United States      3,687,500     3,740,508        .38
   Masonite International Corp., Term Loan C2, 4.688 - 4.875%, 8/31/08  United States        992,492       992,442        .10
   NCI Building Systems Inc., Term Loan B, 4.39%, 6/07/10               United States      3,890,000     3,943,487        .40
   Norcraft Cos. LP, Term Loan, 5.58%, 10/21/09                         United States      1,833,333     1,845,048        .19
   Nortek Inc., Term Loan, 4.62 - 6.75%, 8/25/11                        United States      6,986,250     7,109,963        .73
   PGT Industries Inc., First Lien Term Loan, 5.71 - 5.93%, 2/05/10     United States        971,000       986,172        .10
   Ply Gem Industries Inc., Incremental Term Loan, 4.59%, 2/12/11       United States      1,000,000     1,012,500        .10
                                                                                                       ------------ ----------
                                                                                                        23,662,506       2.41
                                                                                                       ------------ ----------

   CABLE/SATELLITE TELEVISION
   Atlantic Broadband Finance LLC, Term Loan B, 5.69%, 8/06/11          United States      1,250,000     1,275,260        .13
   Bresnan Broadband Holdings LLC,
      Term Loan A, 5.74 - 6.48%, 3/31/10                                United States      1,250,000     1,265,235        .13
      Term Loan B, 5.94 - 6.14%, 9/30/10                                United States      1,000,000     1,015,781        .11
c,gCentury Cable (Adelphia), Discretionary Term Loan, 7.25%, 12/31/09   United States      1,000,000       993,854        .10
   Charter Communications Operating LLC, Term Loan B, 5.89 - 5.98%,
    4/27/11                                                             United States      6,467,500     6,455,949        .66
   DirecTV Holdings LLC, Term Loan, 4.45 - 4.48%, 3/06/10               United States      2,477,755     2,511,775        .26
b  Grapeclose Ltd. (Inmarsat),
                                                                       United Kingdom      4,792,136     4,817,807        .49
      Term Loan B, 5.502%, 10/10/10
                                                                       United Kingdom      4,797,523     4,840,188        .49
      Term Loan C, 6.002%, 10/10/11
   Insight Midwest Holdings LLC,
      Additional Term Loan, 5.438%, 12/31/09                            United States        990,000     1,006,706        .10
      Term Loan A, 4.188%, 6/30/09                                      United States      5,018,644     5,028,331        .51
      Term Loan B, 5.438%, 12/31/09                                     United States        990,000     1,006,706        .10
f  Intelsat (Bermuda) Ltd., Senior Term Loan Facility, 4.375%, 7/31/12     Bermuda           642,857       654,107        .07


FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES
STATEMENT OF INVESTMENTS, JANUARY 31, 2005 (UNAUDITED) (CONTINUED)

                                                                                          PRINCIPAL                   % OF NET
                                                                           COUNTRY         AMOUNT        VALUE         ASSETS
  ----------------------------------------------------------------------------------------------------------------------------

    Mediacom Broadband Inc.,
       Term Loan A, 3.90 - 4.33%, 3/31/10                               United States   $  2,940,000   $ 2,979,875        .31
       Term Loan B1, 4.89 - 5.29%, 9/12/10                              United States        995,000     1,008,495        .10
    Mediacom LLC Group, Term Loan B, 4.47 - 5.16%, 4/01/13              United States      1,000,000     1,004,464        .10
    New Skies Satellites B.V., Term Loan, 5.25 - 5.438%, 5/02/11         Netherlands       7,250,000     7,328,539        .75
    NTL Investment Holdings, Term Loan B, 5.204%, 5/13/12              United Kingdom      8,000,000     8,080,000        .82
c,g Olympus Cable Holdings (Adelphia), Term Loan B, 7.25%, 9/30/10      United States      2,000,000     1,988,906        .20
    Panamsat Corp., Term Loan B, 5.25%, 8/01/11                         United States      4,466,114     4,505,836        .46
    Persona Communications Inc., Term Loan, 5.56%, 7/30/11              United States      3,482,500     3,522,768        .36
    Stratos Global Corp., Term Loan B, 4.81%, 11/30/10                  United States      1,000,000     1,011,250        .10
    UPC Distribution Holdings B.V., Term Loan C2, 8.09%, 3/31/09         Netherlands       1,980,000     1,996,088        .20
                                                                                                       ------------ ----------
                                                                                                        64,297,920       6.55
                                                                                                       ------------ ----------

    CASINOS/GAMING
    Alliance Gaming Corp., Term Loan B, 5.65%, 8/22/09                  United States      1,356,994     1,354,226        .14
    Boyd Gaming Corp., Term Loan B, 3.92 - 4.53%, 6/30/11               United States      2,487,500     2,522,482        .26
    Global Cash Access LLC, Term Loan, 5.33%, 3/10/10                   United States        935,577       951,365        .10
    Greektown Casinos LLC, Term Loan D, 5.69 - 6.078%, 12/31/05         United States      2,914,582     2,943,727        .30
b   Herbst Gaming Inc., Term Loan B, 4.89%, 1/04/11                     United States      1,100,000     1,117,532        .11
    Isle of Capri, Term Loan B, 4.45 - 4.659%, 4/25/08                  United States        822,500       826,304        .08
    Isle of Capri Black Hawk LLC, Term Loan C, 5.16 - 5.61%, 12/31/07   United States      3,192,243     3,197,286        .33
    Marina District Finance Co. Inc., Term Loan B, 3.93%, 10/14/11      United States      5,583,333     5,640,328        .57
    Penn National Gaming Inc., Term Loan D, 5.06 - 5.08%, 3/03/09       United States        450,768       453,220        .05
                                                                                                       ------------ ----------
                                                                                                        19,006,470       1.94
                                                                                                       ------------ ----------

    CATALOG/SPECIALTY DISTRIBUTION
    Affinity Group Inc.,
       Term Loan B1, 5.474 - 5.53%, 6/17/09                             United States        229,694       232,278        .03
       Term Loan B2, 5.474%, 6/17/09                                    United States        574,235       580,695        .06
    Oriental Trading Co. Inc., Term Loan B, 5.375%, 7/29/10             United States      1,876,374     1,886,538        .19
                                                                                                       ------------ ----------
                                                                                                         2,699,511        .28
                                                                                                       ------------ ----------

    CHEMICALS: MAJOR DIVERSIFIED
    BCP Crystal US Holdings Corp., Term Loan B, 5.06 - 5.126%, 4/06/11  United States      5,632,768     5,738,383        .58
    Huntsman International LLC, Term Loan B, 5.00%, 12/31/10            United States        3827923     3,888,213        .40
    Huntsman LLC, Term Loan B, 6.05%, 3/31/10                           United States      1,200,000     1,221,300        .12
    Invista Canada Co., Term Loan B2, 5.313%, 4/29/11                       Canada          1,214,353     1,226,326        .13
    Invista SARL, Term Loan B1, 5.313%, 4/29/11                           Luxembourg        2,691,530     2,741,996        .28
                                                                                                       ------------ ----------
                                                                                                        14,816,218       1.51
                                                                                                       ------------ ----------

    CHEMICALS: SPECIALTY
    Brenntag, Term Loan B2, 4.73%, 2/27/12                              United States      1,500,000     1,514,850        .15
    Nalco Co., Term Loan B, 4.52 - 4.92%, 11/04/10                      United States      5,826,495     5,914,295        .60
    Rockwood Specialties Group Inc., Term Loan D, 4.95%, 7/30/11        United States      5,300,000     5,365,778        .55
   Westlake Chemical Corp., Term Loan B, 4.45 - 4.65%, 7/31/10          United States        335,000       339,332        .04
                                                                                                       ------------ ----------
                                                                                                        13,134,255       1.34
                                                                                                       ------------ ----------


FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES
STATEMENT OF INVESTMENTS, JANUARY 31, 2005 (UNAUDITED) (CONTINUED)

                                                                                          PRINCIPAL                   % OF NET
                                                                           COUNTRY         AMOUNT        VALUE         ASSETS
  ----------------------------------------------------------------------------------------------------------------------------

   COAL
   CONSOL Energy Inc., Tranche B Credit-Linked Deposits L/C Facility,
    4.78%, 6/08/10                                                      United States   $  1,250,000   $ 1,267,375        .13
   Foundation Coal, Term Loan B, 4.56 - 4.78%, 7/30/11                  United States      3,809,043     3,867,607        .40
   International Coal Group LLC, Term Loan B, 5.36%, 11/09/10           United States        997,500     1,013,709        .10
                                                                                                       ------------ ----------
                                                                                                         6,148,691        .63
                                                                                                       ------------ ----------

   COMMERCIAL PRINTING/FORMS
   American Reprographics, Term Loan B, 7.25%, 6/17/09                  United States      1,896,000     1,919,700        .20
                                                                                                       ------------ ----------

   CONSTRUCTION MATERIALS
   St. Marys Cement Inc., Term Loan B, 4.56%, 12/04/09                     Canada          4,464,950     4,517,971        .46
                                                                                                       ------------ ----------

   CONSUMER SUNDRIES
   NBTY Inc., Term Loan C, 4.375%, 7/22/09                              United States        663,885       671,546        .07
   Scotts Co., Term Loan B, 4.063%, 9/30/10                             United States        447,750       452,547        .05
   United Industries Corp.,
      Second Lien Term Loan, 8.75%, 10/31/11                            United States        497,500       498,744        .05
      Term Loan B, 6.75%, 4/30/11                                       United States      2,980,025     2,987,475        .30
                                                                                                       ------------ ----------
                                                                                                         4,610,312        .47
                                                                                                       ------------ ----------

   CONTAINERS/PACKAGING
   ACI Operations Property Ltd., Term Loan A, 4.95%, 4/01/07              Australia          684,735       697,180        .07
   Berry Plastics Corp., Term Loan C, 4.22%, 7/22/10                    United States        865,250       878,590        .09
   Graham Packaging Co.,
      First Lien Term Loan, 5.00 - 5.125%, 10/07/11                     United States      7,000,000     7,104,377        .72
      Second Lien Term Loan, 6.813%, 4/07/12                            United States        500,000       514,188        .05
   Graphic Packaging International Corp., Term Loan C, 5.06 - 5.44%,
    8/08/10                                                             United States      5,046,670     5,144,222        .52
   Greif Brothers Corp., Term Loan B, 4.23%, 8/15/09                    United States      1,012,197     1,024,007        .11
   Kerr Group Inc., Term Loan B, 6.06 - 7.75%, 8/11/10                  United States      4,249,124     4,299,051        .44
   Owens-Brockway Glass Container Inc., Term Loan B, 5.23%, 4/01/08     United States      1,079,890     1,099,463        .11
                                                                                                       ------------ ----------
                                                                                                        20,761,078       2.11
                                                                                                       ------------ ----------

   DATA PROCESSING SERVICES
   InfoUSA Inc.,
      Term Loan A, 5.06%, 3/25/09                                       United States      3,500,000     3,540,425        .36
      Term Loan B, 7.00%, 3/30/09                                       United States      1,740,000     1,760,097        .18
                                                                                                       ------------ ----------
                                                                                                         5,300,522        .54
                                                                                                       ------------ ----------

   DRUG STORE CHAINS
   The Jean Coutu Group (PJC) Inc., Term Loan B, 4.875 - 5.00%, 7/28/11    Canada          7,481,250     7,600,486        .77
   Rite Aid Corp., Term Loan, 4.17 - 4.31%, 8/23/09                     United States      1,995,000     2,011,834        .21
                                                                                                       ------------ ----------
                                                                                                         9,612,320        .98
                                                                                                       ------------ ----------


FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES
STATEMENT OF INVESTMENTS, JANUARY 31, 2005 (UNAUDITED) (CONTINUED)

                                                                                          PRINCIPAL                   % OF NET
                                                                           COUNTRY         AMOUNT        VALUE         ASSETS
  ----------------------------------------------------------------------------------------------------------------------------

   ELECTRIC UTILITIES
   AES Corp., Term Loan B, 4.25 - 4.44%, 4/30/08                        United States   $    714,286   $   726,637        .07
   Calpine Corp., Second Lien Term Loan, 8.41%, 7/15/07                 United States      1,970,000     1,760,687        .18
   Calpine Generating Co., First Priority Term Loan, 6.14%, 3/22/09     United States      1,500,000     1,537,687        .16
   Cogentrix Delaware Holdings Inc., Term Loan, 4.828%, 2/19/09         United States      2,977,500     3,010,133        .31
   Coleto Creek WLE LP,
      Term Loan B, 4.828%, 7/31/11                                      United States      1,741,250     1,773,172        .18
      Term Loan C, 6.23%, 7/31/12                                       United States      1,000,000     1,021,667        .11
   Dynegy Holdings Inc., Term Loan B, 6.39%, 5/27/10                    United States      2,487,500     2,534,141        .26
   Midwest Generation LLC, Term Loan, 5.47 - 5.814%, 4/27/11            United States      2,729,215     2,771,859        .28
b  NRG Energy Inc.,
      Credit Linked Deposit, 4.325%, 12/24/11                           United States      3,346,875     3,368,630        .34
      Term Loan B, 4.515%, 12/24/11                                     United States      4,303,125     4,331,095        .44
   Pike Electric Inc.,
      Term Loan B, 4.688%, 7/02/12                                      United States        866,667       882,105        .09
      Term Loan C, 4.75%, 12/10/12                                      United States        500,000       507,813        .05
   Quanta Services Inc., Term Loan B, 2.51 - 5.51%, 12/15/08            United States      2,970,000     3,012,694        .31
   Reliant Energy Inc., Term Loan B, 4.895 - 5.068%, 4/30/10            United States      4,000,000     4,031,784        .41
   Texas Genco LLC, First Lien Term Loan, 4.48%, 12/14/11               United States      6,015,385     6,098,096        .62
   TNP Enterprises Inc., Term Loan, 7.568%, 12/31/06                    United States        985,000     1,004,700        .10
                                                                                                       ------------ ----------
                                                                                                        38,372,900       3.91
                                                                                                       ------------ ----------

   ELECTRICAL PRODUCTS
   Enersys Capital Inc., Term Loan D, 3.921 - 4.54%, 3/17/11            United States      1,243,750     1,255,591        .13
                                                                                                       ------------ ----------

   ELECTRONIC COMPONENTS
   Seagate Technology HDD Holdings, Term Loan B, 4.563%, 5/13/07       Cayman Islands      2,301,941     2,341,865        .24
   Seagate Technology (US) Holdings, Term Loan B, 4.563%, 5/13/07       United States        920,712       936,681        .09
                                                                                                       ------------ ----------
                                                                                                         3,278,546        .33
                                                                                                       ------------ ----------

   ELECTRONICS/APPLIANCES
   Directed Electronics Inc., Term Loan, 6.65 - 8.50%, 6/15/10          United States      1,943,718     1,962,549        .20
   Juno Lighting Inc., First Lien Term Loan, 4.89 - 7.00%, 10/21/10     United States      1,758,636     1,784,225        .18
                                                                                                       ------------ ----------
                                                                                                         3,746,774        .38
                                                                                                       ------------ ----------

   ENGINEERING & CONSTRUCTION
b  Maxim Crane Works LP, First Lien Term Loan, 7.25%, 1/31/10           United States      1,000,000     1,017,500        .10
   Washington Group International Inc., Synthetic Term Loan, 2.478%,
    10/01/07                                                            United States      3,000,000     3,004,830        .31
                                                                                                       ------------ ----------
                                                                                                         4,022,330        .41
                                                                                                       ------------ ----------

   ENVIRONMENTAL SERVICES
   Allied Waste North America Inc.,
      L/C Term Loan, 5.15%, 1/15/10                                     United States      1,449,643     1,470,255        .15
      Term Loan B, 4.95 - 5.24%, 1/15/10                                United States      3,208,740     3,260,022        .33
      Term Loan C, 5.24 - 5.27%, 1/15/10                                United States        490,765       498,638        .05



FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES
STATEMENT OF INVESTMENTS, JANUARY 31, 2005 (UNAUDITED) (CONTINUED)

                                                                                          PRINCIPAL                   % OF NET
                                                                           COUNTRY         AMOUNT        VALUE         ASSETS
  ----------------------------------------------------------------------------------------------------------------------------

   Duratek Inc., Term Loan B, 6.125 - 6.75%, 12/16/09                   United States   $  1,847,826   $ 1,850,714        .19
b  Envirocare of Utah LLC, Term Loan B, 5.794%, 1/07/12                 United States      2,500,000     2,534,375        .26
   EnviroSolutions Inc.,
f     Delay Draw, 7.06%, 3/01/09                                        United States        698,182       698,182        .07
      Term Loan B, 7.06%, 3/01/09                                       United States      2,135,455     2,130,116        .22
   IESI Corp., Term Loan B, 4.504 - 4.68%, 1/07/12                      United States        900,000       914,625        .09
                                                                                                       ------------ ----------
                                                                                                        13,356,927       1.36
                                                                                                       ------------ ----------

   FINANCE/RENTAL/LEASING
   United Rentals (North America) Inc.,
      L/C Term Loan, 2.169%, 2/11/11                                    United States        250,000       253,828        .02
      Term Loan B, 4.81%, 2/11/11                                       United States      1,240,625     1,259,816        .13
                                                                                                       ------------ ----------
                                                                                                         1,513,644        .15
                                                                                                       ------------ ----------

   FOOD DISTRIBUTORS
   OSI Group LLC,
      Dutch Term Loan, 4.81%, 9/02/11                                    Netherlands         554,167       562,364        .06
      German Term Loan, 4.81%, 9/02/11                                     Germany           443,333       449,891        .05
      U.S. Term Loan, 4.81%, 9/02/11                                    United States        997,500     1,012,255        .10
                                                                                                       ------------ ----------
                                                                                                         2,024,510        .21
                                                                                                       ------------ ----------

   FOOD: MAJOR DIVERSIFIED
   Birds Eye Foods Inc. (Agrilink Foods), Term Loan B, 5.31%, 8/08/08   United States        929,015       940,850        .10
   Dole Food Co. Inc.,
      Term Loan D, 4.50 - 6.50%, 9/28/08                                United States        158,202       160,816        .02
      Term Loan E, 4.438 - 6.50%, 9/28/08                               United States        971,428       987,670        .10
   Luiginos Inc., Term Loan, 5.438 - 5.625%, 4/02/11                    United States      1,859,286     1,863,934        .19
   Pinnacle Foods Holding Corp., Term Loan B, 5.81 - 6.37%, 11/25/10    United States      4,962,500     4,940,070        .50
                                                                                                       ------------ ----------
                                                                                                         8,893,340        .91
                                                                                                       ------------ ----------

   FOOD: MEAT/FISH/DAIRY
   American Seafoods, Term Loan B, 5.81%, 4/15/09                       United States        853,336       865,869        .09
   Land O'Lakes Inc., Term Loan B, 5.71%, 10/11/08                      United States        695,661       705,895        .07
   Michael Foods Inc., Term Loan B, 4.63 - 5.09%, 11/21/10              United States        919,293       935,381        .10
   Pierre Foods Inc., Term Loan B, 4.48%, 6/30/10                       United States        910,000       920,237        .09
                                                                                                       ------------ ----------
                                                                                                         3,427,382        .35
                                                                                                       ------------ ----------

   FOOD: SPECIALTY/CANDY
   Leiner Health Products Inc., Term Loan B, 5.56%, 6/09/11             United States      1,990,000     2,019,850        .21
   Meow Mix Co., First Lien Term Loan, 6.81 - 7.02%, 8/21/09            United States      1,120,766     1,119,015        .11
   Nellson Neutraceuticals Inc.,
      First Lien Term Loan, 9.25%, 10/04/09                             United States      1,813,349     1,772,549        .18
      Second Lien Term Loan, 11.75%, 4/04/10                            United States        750,000       654,375        .07
   Otis Spunkmeyer Inc., Term Loan B, 6.375%, 6/24/11                   United States      2,552,917     2,583,373        .26



FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES
STATEMENT OF INVESTMENTS, JANUARY 31, 2005 (UNAUDITED) (CONTINUED)

                                                                                          PRINCIPAL                   % OF NET
                                                                           COUNTRY         AMOUNT        VALUE         ASSETS
  ---------------------------------------------------------------------------------------------------------------------------

   Reddy Ice Group Inc., Term Loan, 5.078%, 8/15/09                     United States   $    822,917   $   833,546        .09
                                                                                                       ------------ ----------
                                                                                                         8,982,708        .92
                                                                                                       ------------ ----------

   FOREST PRODUCTS
   Roseburg Forest Products (RLC Industries), Term Loan B, 4.078%,
    2/24/10                                                             United States      2,345,357     2,352,686        .24
                                                                                                       ------------ ----------

   HOME FURNISHINGS
   Knoll Inc., Term Loan, 5.40%, 10/01/11                               United States      2,767,059     2,799,018        .28
   National Bedding Co., Term Loan B, 4.98 - 6.75%, 12/20/10            United States      5,000,000     5,073,440        .52
   Sealy Mattress Co., Term Loan C, 4.45 - 4.65%, 4/02/12               United States      3,466,956     3,518,960        .36
   Simmons Holdings Inc., Term Loan C, 4.75 - 6.75%, 12/19/11           United States      2,448,148     2,483,850        .25
   Tempur World Inc., Term Loan B, 4.81%, 8/15/09                       United States        985,000       994,235        .10
                                                                                                       ------------ ----------
                                                                                                        14,869,503       1.51
                                                                                                       ------------ ----------

   HOME IMPROVEMENT CHAINS
   Harbor Freight Tools USA Inc., Term Loan B, 4.69 - 4.91%, 7/15/10    United States      2,493,750     2,502,790        .26
                                                                                                       ------------ ----------

   HOMEBUILDING
   Associated Materials Inc., Term Loan B, 5.00 - 5.17%, 12/30/11       United States        750,000       762,188        .08
   Builders FirstSource Inc., Term Loan, 5.58%, 3/17/10                 United States      1,657,475     1,658,801        .17
   CONTECH Construction Products Inc., Term Loan B, 4.94%, 10/31/11     United States      1,000,000     1,016,875        .10
   LandSource Communities Development LLC, Term Loan B, 5.063%,
    3/31/10 United States                                                                  4,000,000     4,063,752        .42
                                                                                                       ------------ ----------
                                                                                                         7,501,616        .77
                                                                                                       ------------ ----------

   HOSPITAL/NURSING MANAGEMENT
   Ardent Health Services LLC, Term Loan B, 4.80%, 8/12/11              United States      4,488,750     4,526,626        .46
   Beverly Enterprises Inc., Term Loan B, 4.73 - 5.42%, 10/22/08        United States        987,500       999,231        .10
   Community Health Systems Inc., Term Loan B, 4.15%, 8/19/11           United States        997,500     1,006,540        .10
   Iasis Healthcare LLC, Term Loan B, 4.81%, 6/22/11                    United States      2,338,250     2,374,785        .24
   MedCath Corp., Term Loan B, 5.11 - 6.50%, 6/30/11                    United States      2,985,000     3,016,716        .31
   National Mentor Inc., Term Loan B, 5.47 - 7.50%, 11/01/11            United States      1,197,000     1,219,070        .13
   Triad Hospitals Inc., Term Loan B, 4.83%, 9/30/08                    United States      2,212,865     2,250,360        .23
   Vanguard Health Holding Co. II LLC,
      Delay Draw 2, 3.25 - 5.79%, 9/23/11                               United States        800,000       805,000        .08
      Term Loan B, 5.79%, 9/23/11                                       United States      3,491,250     3,557,804        .36
                                                                                                       ------------ ----------
                                                                                                        19,756,132       2.01
                                                                                                       ------------ ----------

   HOTEL/RESORTS/CRUISELINES
   Venetian Casino Resorts LLC, Term Loan B, 4.90%, 8/01/11             United States      4,534,091     4,614,381        .47
   Wyndham International Inc., Term Loan B, 7.188%, 6/30/06             United States        807,184       812,061        .08
                                                                                                       ------------ ----------
                                                                                                         5,426,442        .55
                                                                                                       ------------ ----------
   HOUSEHOLD/PERSONAL CARE
   Holmes Group Inc., First Lien Term Loan, 5.58 - 5.73%, 11/06/10      United States        995,000     1,007,438        .10
   Jarden Corp., Term Loan B, 6.25%, 1/25/12                            United States      3,000,000     3,031,071        .31
   Prestige Brands Inc., Term Loan B, 5.294%, 6/24/11                   United States      4,052,708     4,095,768        .42



FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES
STATEMENT OF INVESTMENTS, JANUARY 31, 2005 (UNAUDITED) (CONTINUED)

                                                                                          PRINCIPAL                   % OF NET
                                                                           COUNTRY         AMOUNT        VALUE         ASSETS
  ---------------------------------------------------------------------------------------------------------------------------

   Rayovac Corp., Term Loan C, 4.78 - 7.00%, 9/30/09                    United States   $    677,592   $   680,227        .07
   Springs Industries Inc., Term Loan B, 5.313%, 12/07/10               United States      1,000,000     1,012,813        .10
                                                                                                       ------------ ----------
                                                                                                         9,827,317       1.00
                                                                                                       ------------ ----------

   INDUSTRIAL CONGLOMERATES
   Invensys (BTR Dunlop),
      Bonding Facility, 5.439%, 3/05/09                                 United States      1,945,920     1,965,379        .20
      Term Loan B, 6.091%, 9/05/09                                      United States      1,482,868     1,508,818        .15
   SPX Corp., Term Loan B, 4.625%, 9/30/09                              United States      2,317,470     2,333,403        .24
   TriMas Corp., Term Loan B, 6.188%, 12/06/09                          United States      4,207,216     4,267,038        .44
                                                                                                       ------------ ----------
                                                                                                        10,074,638       1.03
                                                                                                       ------------ ----------

   INDUSTRIAL MACHINERY
   Colfax Corp., Term Loan B, 4.813%, 11/30/11                          United States      1,000,000     1,011,667        .10
   Dresser Inc., Unsecured Term Loan, 5.84%, 3/01/10                    United States      1,250,000     1,265,625        .13
   Dresser-Rand Group Inc., Term Loan B, 4.56%, 10/26/11                United States      2,900,225     2,946,266        .30
   Flowserve Corp., Term Loan C, 5.15 - 5.438%, 6/30/09                 United States        339,854       346,226        .03
   Itron Inc., Term Loan B, 4.75 - 6.50%, 11/24/10                      United States      1,216,824     1,230,006        .13
   Mueller Group, Term Loan, 5.15%, 4/14/11                             United States      3,779,817     3,824,702        .39
   Rexnord Corp., Term Loan, 5.23 - 7.00%, 11/25/09                     United States        173,445       176,842        .02
   Sensus Metering Systems Inc., Term Loan, 4.421 - 5.403%, 12/17/10    United States      5,880,000     5,917,973        .60
                                                                                                       ------------ ----------
                                                                                                        16,719,307       1.70
                                                                                                       ------------ ----------

   INDUSTRIAL SPECIALTIES
   Ionics Inc., Term Loan B, 5.31%, 2/01/11                             United States      5,223,870     5,241,829        .53
   Polypore Inc., Term Loan B, 4.828%, 11/13/11                         United States      1,492,500     1,514,888        .16
                                                                                                       ------------ ----------
                                                                                                         6,756,717        .69
                                                                                                       ------------ ----------

   INFORMATION TECHNOLOGY SERVICES
   Relizon Co.,
      Incremental Term Loan, 5.33%, 2/20/11                             United States        177,459       178,014        .02
      Term Loan B, 5.33 - 5.54%, 2/20/11                                United States      1,625,666     1,630,746        .17
   Transfirst Holdings, Term Loan B, 6.563%, 3/31/10                    United States      2,487,500     2,504,601        .25
   Worldspan LP, Term Loan, 6.188 - 8.00%, 6/30/07                      United States        459,903       463,927        .05
   Xerox Corp., Term Loan, 4.33%, 9/30/08                               United States      4,500,000     4,548,163        .46
                                                                                                       ------------ ----------
                                                                                                         9,325,451        .95
                                                                                                       ------------ ----------

   INSURANCE BROKERS/SERVICES
   Alliant Resources Group Inc., Term Loan B, 5.67 - 6.06%, 8/31/11     United States      2,238,750     2,270,932        .23
                                                                                                       ------------ ----------

   INVESTMENT BANKS/BROKERS
   Refco Group Ltd. LLC, Term Loan B, 5.27%, 8/05/11                    United States      2,632,500     2,664,419        .27
                                                                                                       ------------ ----------


FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES
STATEMENT OF INVESTMENTS, JANUARY 31, 2005 (UNAUDITED) (CONTINUED)

                                                                                          PRINCIPAL                  % OF NET
                                                                           COUNTRY         AMOUNT        VALUE        ASSETS
  ---------------------------------------------------------------------------------------------------------------------------
   LIFE/HEALTH INSURANCE
   Conseco Inc., Term Loan, 6.078%, 6/22/10                             United States   $  3,840,000   $ 3,921,600        .40
                                                                                                       ------------ ----------

   MAJOR PHARMACEUTICALS
   Warner Chilcott Holdings Co.,
      Term Loan B, 5.23%, 1/18/12                                        Puerto Rico       3,275,462     3,303,713        .34
      Term Loan C, 5.23%, 1/18/12                                       United States      1,319,851     1,331,235        .13
      Term Loan D, 5.23%, 1/18/12                                          Burmuda           609,734       614,993        .06
                                                                                                       ------------ ----------
                                                                                                         5,249,941        .53
                                                                                                       ------------ ----------

   MAJOR TELECOMMUNICATIONS
   Alaska Communications Systems Holdings Inc, Term Loan, 6.50%,
    2/01/12                                                             United States      2,000,000     2,015,000        .20
   Consolidated Communications Inc., Term Loan B, 4.83 - 5.06%,
    10/14/11                                                            United States        993,333     1,010,096        .10
   Qwest Corp., Term Loan A, 7.39%, 6/30/07                             United States      1,000,000     1,044,196        .11
                                                                                                       ------------ ----------
                                                                                                         4,069,292        .41
                                                                                                       ------------ ----------

   MANAGED HEALTH CARE
   Multiplan Inc., Term Loan, 5.31%, 3/04/09                            United States      2,888,889     2,932,136        .30
   Pacificare Health Systems Inc., Term Loan B, 4.063 - 4.25%,
    12/13/10 United States                                                                 9,100,000     9,141,705        .93
                                                                                                       ------------ ----------
                                                                                                        12,073,841       1.23
                                                                                                       ------------ ----------

   MARINE SHIPPING
   Horizon Lines LLC, Term Loan, 5.39%, 7/07/11                         United States      1,990,000     2,014,875        .21
   Moran Transportation Co., Term Loan B, 5.06%, 8/08/09                United States      1,977,443     1,994,746        .20
   US Shipping Partners LP, Term Loan, 4.56%, 4/25/09                   United States        766,346       774,968        .08
                                                                                                       ------------ ----------
                                                                                                         4,784,589        .49
                                                                                                       ------------ ----------

   MEDICAL DISTRIBUTORS
   VWR International Inc., Term Loan B, 5.17%, 4/07/11                  United States      3,203,667     3,262,134        .33
                                                                                                       ------------ ----------

   MEDICAL SPECIALTIES
   Advanced Medical Optics, Term Loan B, 4.49 - 4.50%, 6/26/09          United States        969,963       978,450        .10
   Cooper Companies Inc., Term Loan B, 4.188%, 11/19/11                 United States      4,200,000     4,260,375        .44
   Kinetic Concepts Inc., Term Loan B2, 4.31%, 8/11/10                  United States      1,086,250     1,095,302        .11
   PerkinElmer Inc., Term Loan B, 4.474%, 12/26/08                      United States        221,667       224,437        .02
                                                                                                       ------------ ----------
                                                                                                         6,558,564        .67
                                                                                                       ------------ ----------

   MEDICAL/NURSING SERVICES
   Alliance Imaging Inc., Term Loan C1, 4.75 - 5.00%, 12/29/11          United States      1,500,000     1,514,532        .16
   Davita Inc., Term Loan B, 4.17 - 4.775%, 6/30/10                     United States      3,946,011     3,960,809        .40
   Insight Health Services, Term Loan B, 6.31%, 10/17/08                United States      3,952,070     3,987,888        .41
   MedQuest Inc., Term Loan B, 6.31%, 7/31/09                           United States        985,000       999,159        .10
   Sheridan Healthcare, Term Loan B, 5.79 - 5.89%, 11/09/10             United States      1,250,000     1,290,875        .13
   Team Health Inc., Term Loan B, 5.81%, 3/23/11                        United States      3,052,126     3,061,664        .31
   US Oncology Inc., Term Loan B, 4.875 - 5.51%, 8/20/11                United States      2,985,000     3,026,978        .31
                                                                                                       ------------ ----------
                                                                                                        17,841,905       1.82
                                                                                                       ------------ ----------


FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES
STATEMENT OF INVESTMENTS, JANUARY 31, 2005 (UNAUDITED) (CONTINUED)

                                                                                          PRINCIPAL                   % OF NET
                                                                           COUNTRY         AMOUNT        VALUE         ASSETS
  ----------------------------------------------------------------------------------------------------------------------------

   MISCELLANEOUS COMMERCIAL SERVICES
   Buhrmann US Inc., Term Loan C1, 4.94%, 12/23/10                      United States   $  3,980,000   $ 4,027,402        .41
   CCC Information Services Group Inc., Term Loan B, 5.559%, 8/15/10    United States      5,662,281     5,733,060        .58
   Corrections Corp. (Prison Realty), Term Loan D, 4.53 - 4.95%,
    3/31/08                                                             United States        982,311       998,887        .10
   DS Waters Enterprises LP, Term Loan, 6.67 - 7.266%, 11/07/09         United States      4,900,691     4,598,995        .47
   Global Imaging Systems Inc., Term Loan B, 4.28 - 4.71%, 5/15/10      United States      1,982,537     2,007,319        .20
   JohnsonDiversey Inc., Term Loan B, 4.43 - 4.64%, 5/03/08             United States        820,649       835,395        .09
   Language Lines Inc., Term Loan B, 6.77%, 6/11/11                     United States      1,703,947     1,725,605        .18
   Mitchell International Inc., Term Loan B, 5.55%, 8/15/11             United States        945,127       958,418        .10
   US Investigations Services Inc., Term Loan C, 6.01%, 12/31/08        United States      1,276,048     1,291,998        .13
                                                                                                       ------------ ----------
                                                                                                        22,177,079       2.26
                                                                                                       ------------ ----------

   MISCELLANEOUS MANUFACTURING
   Day International Group Inc., Term Loan D, 6.06 - 6.08%, 1/01/10     United States        802,547       805,035        .08
   Norcross Safety Products, Term Loan, 4.92%, 3/20/09                  United States        751,731       762,302        .08
                                                                                                       ------------ ----------
                                                                                                         1,567,337        .16
                                                                                                       ------------ ----------

   MOVIES/ENTERTAINMENT
   24 Hour Fitness Inc., Term Loan, 6.063 - 6.25%, 7/01/09              United States      1,689,612     1,705,089        .17
   Brooklyn Basketball LLC (New Jersey), Term Loan B, 6.063%, 8/16/08   United States      2,500,000     2,500,000        .26
   Carmike Cinemas Inc., Term Loan, 5.828%, 2/02/09                     United States      1,584,000     1,639,440        .17
   CH Operating LLC, Term Loan B, 7.063%, 6/21/07                       United States        431,034       429,957        .04
   Cinemark USA Inc., Term Loan, 4.21 - 4.35%, 3/31/11                  United States      2,085,825     2,131,046        .22
   Cinram International, Term Loan D, 5.40%, 9/30/09                       Canada          3,886,281     3,950,649        .40
   Hollywood Entertainment Corp., Term Loan, 6.08%, 3/31/08             United States        625,000       628,516        .06
   Houston Ltd. Partners NFL Holdings LP, Term Loan B, 3.25 - 3.813%,
    1/05/10                                                             United States      1,700,000     1,705,814        .17
   Loews Cineplex Entertainment Corp., Term Loan B, 4.44 - 4.814%,
    7/30/11                                                             United States      2,493,750     2,530,573        .26
   Metro-Goldwyn-Mayer Studios Inc., Term Loan B, 5.06%, 4/30/11        United States      3,990,000     4,000,474        .41
   Mets II LLC, Term Loan, 5.77%, 8/23/05                               United States      1,000,000     1,003,630        .10
   Minnesota Hockey Ventures Group LP (Holding Co.), Term Loan, 7.06%,
    12/29/08                                                            United States      1,350,000     1,343,250        .14
   Minnesota Wild Hockey Club LP (Option Co.), Term Loan, 5.31%,
    12/19/08                                                            United States      1,000,000     1,004,375        .10
   New Jersey Devils LLC, Term Loan, 6.27%, 9/30/06                     United States      2,000,000     2,008,200        .21
   Rainbow National Services LLC, Term Loan B, 5.19%, 3/31/12           United States      8,000,000     8,125,000        .83
   Regal Cinemas Inc., Term Loan B, 4.56%, 11/10/10                     United States      9,679,965     9,805,001       1.00
   Shinn Acquisition LLC (Hornets), Term Loan, 9.50%, 6/30/07           United States      1,500,000     1,503,420        .15
   Six Flags Theme Parks, Term Loan B, 4.90%, 6/30/09                   United States      3,288,342     3,345,888        .34
   Warner Music Inc., Term Loan B, 4.97 - 5.38%, 2/28/11                United States     12,177,487    12,343,661       1.26
   Yankee Holdings, Term Loan, 4.486 - 4.90%, 6/25/07                   United States        392,857       399,732        .04
   Yankee Nets, Term Loan, 4.24 - 5.03%, 6/25/07                        United States        857,143       872,143        .09
                                                                                                       ------------ ----------
                                                                                                        62,975,858       6.42
                                                                                                       ------------ ----------


FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES
STATEMENT OF INVESTMENTS, JANUARY 31, 2005 (UNAUDITED) (CONTINUED)

                                                                                          PRINCIPAL                   % OF NET
                                                                           COUNTRY         AMOUNT        VALUE         ASSETS
  ---------------------------------------------------------------------------------------------------------------------------

   OIL & GAS PIPELINES
   El Paso Corp.,
      L/C Term Loan, 2.30%, 11/22/09                                    United States   $  1,312,500   $ 1,325,112        .14
      Term Loan B, 5.188%, 11/22/09                                     United States      2,178,750     2,203,714        .22
   Vulcan Energy Corp., Term Loan B, 4.39%, 4/30/10                     United States      1,508,572     1,529,786        .16
                                                                                                       ------------ ----------
                                                                                                         5,058,612        .52
                                                                                                       ------------ ----------

   OIL & GAS PRODUCTION
   Pride Offshore Inc., Term Loan B, 4.15%, 7/07/11                     United States        928,333       942,838        .10
   Williams Production RMT Co., Term Loan C, 4.99%, 5/30/08             United States        985,050       996,595        .10
                                                                                                       ------------ ----------
                                                                                                         1,939,433        .20
                                                                                                       ------------ ----------

   OIL REFINING/MARKETING
   Getty Petroleum Marketing, Term Loan B, 5.80%, 5/19/10               United States        966,667       985,396        .10
   Lyondell-Citgo Refining LP, Term Loan, 4.38 - 4.591%, 5/21/07        United States      4,726,250     4,779,420        .49
   Magellan Midstream Holdings LP, Term Loan B, 5.09%, 12/10/11         United States      2,465,225     2,499,122        .25
   Tesoro Petroleum Corp.,
      L/C Term Loan, 2.48%, 4/30/07                                     United States      2,000,000     2,008,340        .20
      Term Loan, 7.99%, 4/15/08                                         United States        482,500       496,975        .05
b  Universal Compression Inc., Term Loan B, 4.34%, 1/14/12              United States      2,000,000     2,028,126        .21
                                                                                                       ------------ ----------
                                                                                                        12,797,379       1.30
                                                                                                       ------------ ----------

   OTHER CONSUMER SERVICES
   Alderwoods Group Inc., Term Loan B1, 3.94 - 4.54%, 8/19/10           United States        667,682       673,858        .07
   Coinstar Inc., Term Loan, 4.84%, 7/01/11                             United States        831,411       845,961        .09
   Knowledge Learning Corp., Term Loan B, 5.05%, 1/07/12                United States      1,800,000     1,816,875        .18
   Travelcenters of America Inc., Term Loan C, 4.15 - 4.38%, 11/30/11   United States      1,800,000     1,821,375        .19
   Veterinary Centers of America Inc., Term Loan F, 4.188%, 9/30/08     United States        744,375       754,610        .08
   Weight Watchers, Additional Term Loan B, 4.16%, 3/31/10              United States        997,500     1,009,138        .10
                                                                                                       ------------ ----------
                                                                                                         6,921,817        .71
                                                                                                       ------------ ----------

   OTHER CONSUMER SPECIALTIES
b  Alliance Laundry Systems LLC, Term Loan B, 4.84%, 1/15/12            United States        500,000       506,458        .05
   American Safety Razor Co., Term Loan, 5.64 - 5.98%, 4/22/11          United States        939,853       944,552        .10
   Home Interiors & Gifts Inc., Term Loan, 7.17%, 4/02/11               United States      1,457,093     1,412,652        .14
   Jostens Intermediate Holding Corp., Term Loan B, 4.809%, 10/01/11    United States      6,100,000     6,169,168        .63
   Sola International Inc., Term Loan, 5.08%, 12/05/09                  United States        962,500       964,483        .10
   Solo Cup Co., Term Loan B, 4.66 - 5.06%, 2/27/11                     United States      7,944,975     8,096,430        .82
                                                                                                       ------------ ----------
                                                                                                        18,093,743       1.84
                                                                                                       ------------ ----------

   OTHER TRANSPORTATION
   Laidlaw International Inc., Term Loan B, 6.33%, 6/17/09              United States      2,788,064     2,822,775        .29
   Pacer International Inc., Term Loan B, 4.063 - 5.063%, 6/10/10       United States        603,921       611,996        .06
   Sirva Woldwide Inc., Term Loan B, 4.58%, 12/01/10                    United States      2,000,000     1,980,000        .20
                                                                                                       ------------ ----------
                                                                                                         5,414,771        .55
                                                                                                       ------------ ----------


FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES
STATEMENT OF INVESTMENTS, JANUARY 31, 2005 (UNAUDITED) (CONTINUED)

                                                                                          PRINCIPAL                   % OF NET
                                                                           COUNTRY         AMOUNT        VALUE         ASSETS
  ----------------------------------------------------------------------------------------------------------------------------

   PERSONNEL SERVICES
   Allied Security Holdings LLC, Term Loan, 6.81%, 6/30/10              United States   $    980,952   $   994,372        .10
                                                                                                       ------------ ----------

   PUBLISHING: BOOKS/MAGAZINES
   Dex Media West LLC, Term Loan B, 4.15 - 4.66%, 3/09/10               United States      3,422,977     3,470,043        .35
   F&W Publications Inc., Term Loan B, 5.96%, 12/31/09                  United States      2,197,648     2,223,745        .23
   Primedia Inc., Term Loan B, 5.375%, 6/30/09                          United States      2,373,712     2,351,458        .24
   R.H. Donnelley Inc.,
      Term Loan A3, 4.13 - 4.31%, 3/30/11                               United States        939,451       946,284        .10
      Term Loan D, 4.19 - 4.36%, 6/30/11                                United States      8,645,021     8,743,177        .89
   Transwestern Publishing Co., Term Loan B, 3.938 - 6.25%, 2/25/11     United States      6,399,587     6,489,585        .66
   Weekly Reader, Second Lien Term Loan, 6.761%, 1/01/10                United States      1,000,000       997,500        .10
                                                                                                       ------------ ----------
                                                                                                        25,221,792       2.57
                                                                                                       ------------ ----------

   PUBLISHING: NEWSPAPERS
   Advertising Directory Solutions Inc., Term Loan B, 4.48%, 11/05/11      Canada          9,250,000     9,342,500        .95
   Freedom Communications, Term Loan B, 4.39 - 4.40%, 5/17/09           United States      2,500,000     2,539,375        .26
   Herald Media, Term Loan B, 5.03%, 7/30/11                            United States      2,111,881     2,144,879        .22
   Journal Register Co., Term Loan B, 3.42 - 4.23%, 8/13/12             United States      4,000,000     4,026,252        .41
   MediaNews Group Inc., Term Loan C, 4.08%, 12/30/10                   United States        922,636       928,394        .09
                                                                                                       ------------ ----------
                                                                                                        18,981,400       1.93
                                                                                                       ------------ ----------

   PULP & PAPER
   Appleton Papers Inc., Term Loan B, 4.33 - 4.79%, 6/01/10             United States      1,890,500     1,912,950        .19
   Boise Cascade LLC, Term Loan B, 4.844%, 10/01/11                     United States      3,643,836     3,696,026        .38
   Boise Land and Timber Corp., Term Loan C, 4.844%, 10/01/10           United States      3,356,165     3,364,172        .34
   Intertape Polymer Group Inc., Term Loan B, 4.69 - 4.96%, 8/01/11     United States      4,788,000     4,850,843        .49
   Koch Cellulose LLC,
      L/C Term Loan, 4.39%, 5/03/11                                     United States        692,603       701,911        .07
      Term Loan B, 4.80%, 5/03/11                                       United States      2,753,499     2,790,500        .28
   Smurfit-Stone Container Canada Inc., Term Loan C, 4.438%, 10/28/11      Canada            644,238       654,465        .07
   Smurfit-Stone Container Enterprises,
      L/C Term Loan, 2.40%, 10/28/10                                    United States        261,990       266,247        .03
      Term Loan B, 4.438 - 4.688%, 10/28/11                             United States      2,093,772     2,127,011        .22
                                                                                                       ------------ ----------
                                                                                                        20,364,125       2.07
                                                                                                       ------------ ----------

   RAILROADS
   Kansas City Southern Railway Co., Term Loan B1, 4.15 - 4.328%,
   3/31/08                                                              United States      4,393,000     4,455,600        .45
                                                                                                       ------------ ----------

   REAL ESTATE DEVELOPMENT
   CNL Hotel & Resorts, Term Loan B, 4.90%, 12/30/06                    United States      4,000,000     4,065,000        .41
b  General Growth Properties Inc., Term Loan B, 4.64%, 11/12/09         United States      3,800,000     3,830,480        .39
b  LNR Property Corp., Term Loan B, 5.59%, 12/31/07                     United States      3,000,000     3,017,814        .31
                                                                                                       ------------ ----------
                                                                                                        10,913,294       1.11
                                                                                                       ------------ ----------


FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES
STATEMENT OF INVESTMENTS, JANUARY 31, 2005 (UNAUDITED) (CONTINUED)

                                                                                          PRINCIPAL                   % OF NET
                                                                           COUNTRY         AMOUNT        VALUE         ASSETS
  ----------------------------------------------------------------------------------------------------------------------------

   REAL ESTATE INVESTMENT TRUSTS
   Crescent Real Estate Funding XII,
      Term Loan, 4.64%, 1/12/06                                         United States   $  3,929,316   $ 3,967,383        .41
      Term Loan B, 4.64%, 3/05/06                                       United States      1,009,006     1,018,781        .10
   Newkirk Master LP, Term Loan, 6.974 - 7.08%, 11/24/06                United States      1,678,170     1,695,477        .17
                                                                                                       ------------ ----------
                                                                                                         6,681,641        .68
                                                                                                       ------------ ----------

   RECREATIONAL PRODUCTS
   Amscan Holdings Inc., Term Loan B, 5.29 - 5.62%, 4/30/12             United States        995,000     1,001,219        .10
   BRP Holdings LP, 4.97%, 12/18/10                                     United States      2,547,143     2,587,739        .26
   PlayPower Inc., Term Loan, 7.06%, 2/07/10                            United States        850,000       857,140        .09
   Pure Fishing Inc., Term Loan B, 5.50 - 5.85%, 9/30/11                United States      2,977,500     3,027,403        .31
   True Temper Sports Inc., Term Loan, 5.22 - 5.661%, 3/15/11           United States      2,937,955     2,887,098        .30
                                                                                                       ------------ ----------
                                                                                                        10,360,599       1.06
                                                                                                       ------------ ----------

   RESTAURANTS
   CKE Restaurants Inc., Term Loan, 4.938%, 4/30/09                     United States      2,411,317     2,447,487        .25
   Denny's Inc., Term Loan B, 5.59 - 6.01%, 9/27/09                     United States      1,000,000     1,023,438        .10
   Dominos Inc., Term Loan, 4.313%, 6/25/10                             United States      1,591,845     1,611,377        .16
   Jack In The Box Inc., Term Loan B, 3.92 - 4.69%, 12/19/10            United States      1,980,000     2,007,845        .21
   Landry's Restaurants Inc., Term Loan B, 4.33 - 4.53%, 12/28/10       United States      3,000,000     3,033,750        .31
                                                                                                       ------------ ----------
                                                                                                        10,123,897       1.03
                                                                                                       ------------ ----------

   SEMICONDUCTORS
   Fairchild Semiconductor Corp., Term Loan, 4.438 - 4.688%, 12/31/10   United States      1,985,000     2,007,331        .20
   ON Semiconductor Corp., Term Loan G, 5.563%, 12/15/11                United States      2,000,000     2,012,500        .21
                                                                                                       ------------ ----------
                                                                                                         4,019,831        .41
                                                                                                       ------------ ----------

   SERVICES TO THE HEALTH INDUSTRY
   Accredo Health Inc., Term Loan B, 4.23%, 8/02/11                     United States      2,189,000     2,207,471        .23
   Quintiles Transnational Corp., Term Loan B, 6.81 - 6.83%, 9/25/09    United States      1,975,000     2,009,562        .20
                                                                                                       ------------ ----------
                                                                                                         4,217,033        .43
                                                                                                       ------------ ----------

   SPECIALTY STORES
   CSK AUTO INC., Term Loan C, 4.85%, 6/20/09                           United States      1,980,000     2,003,285        .20
   Pantry Inc., Term Loan, 4.83%, 3/12/11                               United States      2,318,064     2,349,697        .24
                                                                                                       ------------ ----------
                                                                                                         4,352,982        .44
                                                                                                       ------------ ----------

   SPECIALTY TELECOMMUNICATIONS
   D&E Communications Inc., Term Loan B, 4.38 - 6.25%, 12/31/11         United States      2,078,834     2,095,076        .21
   GCI Holdings Inc., Term Loan, 4.809%, 10/31/07                       United States      1,405,142     1,419,966        .15
   Iowa Telecommunications Services Inc., Term Loan B, 4.46 - 4.61%,
    11/30/11                                                            United States      5,250,000     5,309,062        .54
   Valor Telecom Inc., First Lien Term Loan, 5.98 - 6.078%, 10/30/11    United States      7,730,625     7,773,306        .79
                                                                                                       ------------ ----------
                                                                                                        16,597,410       1.69
                                                                                                       ------------ ----------


FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES
STATEMENT OF INVESTMENTS, JANUARY 31, 2005 (UNAUDITED) (CONTINUED)

                                                                                          PRINCIPAL                   % OF NET
                                                                           COUNTRY         AMOUNT        VALUE         ASSETS
  ----------------------------------------------------------------------------------------------------------------------------

   TOBACCO
   Commonwealth Brands Inc., Term Loan, 5.875%, 8/28/07                 United States   $    496,299   $   503,123        .05
                                                                                                       ------------ ----------

   WHOLESALE DISTRIBUTORS
   Interline Brands, Term Loan B, 4.81%, 12/31/10                       United States        750,000       755,722        .08
   National Waterworks Inc., Term Loan C, 5.06%, 11/22/09               United States        857,143       870,000        .09
   Nebraska Book Co., Term Loan C, 4.67%, 3/04/11                       United States        992,500     1,002,197        .10
                                                                                                       ------------ ----------
                                                                                                         2,627,919        .27
                                                                                                       ------------ ----------

   WIRELESS COMMUNICATIONS
   AAT Communications Corp., Term Loan B, 5.25 - 5.26%, 12/31/11        United States      5,000,000     5,068,750        .52
   American Tower Corp., Term Loan B, 4.19 - 4.23%, 8/31/11             United States      2,238,750     2,266,734        .23
   Nextel Partners Inc., Term Loan C, 4.938%, 5/31/11                   United States      6,000,000     6,088,392        .62
   SBA Communications Corp., Term Loan, 4.81 - 5.52%, 10/31/08          United States      6,460,019     6,552,882        .67
   SpectraSite Communications Inc., Term Loan B, 4.03%, 5/30/12         United States      1,000,000     1,008,542        .10
   Triton PCS Inc., Term Loan B, 5.75%, 12/31/09                        United States        700,000       710,282        .07
                                                                                                       ------------ ----------
                                                                                                        21,695,582       2.21
                                                                                                       ------------ ----------

   TOTAL SENIOR FLOATING RATE INTERESTS (COST $873,031,268)                                            879,560,185      89.61
                                                                                                       ------------ ----------

   TOTAL LONG TERM INVESTMENTS (COST $881,153,195)                                                     888,044,185      90.47
                                                                                                       ------------ ----------

d  REPURCHASE AGREEMENT (COST $127,201,024)
   Joint Repurchase Agreement, 2.453%, 2/01/05 (Maturity
    Value $127,209,691)                                                 United States    127,201,024   127,201,024      12.96
                                                                                                       ------------ ----------
    ABN AMRO Bank, N.V., New York Branch (Maturity Value $11,600,252)
    Banc of America Securities LLC (Maturity Value $11,600,252)
    Barclays Capital Inc. (Maturity Value $11,600,252)
    BNP Paribas Securities Corp. (Maturity Value $11,600,252)
    Credit Suisse First Boston LLC (Maturity Value $11,600,252)
    Deutsche Bank Securities Inc. (Maturity Value $11,600,252)
    Greenwich Capital Markets Inc. (Maturity Value $11,600,252)
    Lehman Brothers Inc. (Maturity Value $11,207,171)
    Merrill Lynch Government Securities Inc. (Maturity Value $11,600,252)
    Morgan Stanley & Co. Inc. (Maturity Value $11,600,252)
    UBS Securities LLC (Maturity Value $11,600,252)
     Collateralized by U.S. Government Agency Securities, 0.00% - 7.250%,
       2/01/05 - 1/15/10, e U.S. Treasury Bills, 6/23/05 - 7/21/05, and
       U.S. Treasury Notes, 5.75 - 6.75%, 5/15/05 - 11/15/05

   TOTAL INVESTMENTS (COST $1,008,354,219)                                                           1,015,245,209     103.43
   OTHER ASSETS, LESS LIABILITIES                                                                      (33,630,913)     (3.43)
                                                                                                    --------------- ----------
   NET ASSETS                                                                                       $  981,614,296     100.00
                                                                                                    --------------- ----------


FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES



   a See Note 1(d) regarding senior floating rate interests.

   b See Note 1(c) regarding securities purchased on a when-issued or delayed delivery basis.

   c See Note 12 regarding fund litigation.

   d See Note 1(b) regarding joint repurchase agreement.

   e Security is traded on a discount basis with no stated coupon rate.

   f See Note 9 regarding unfunded loan commitments.

   g See Note 11 regarding other considerations.


   GLOSSARY OF TERMS

   FRN - Floating Rate Note

   L/C - Line of Credit

   ULC - Unlimited Liability Corp.

                       See notes to financial statements.

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
JANUARY 31, 2005 (UNAUDITED)

Assets:
  Investments in securities:
    Cost - Unaffiliated issuers                                                                       $  881,153,195
    Cost - Repurchase agreements                                                                         127,201,024
                                                                                                 --------------------
    Total cost of investments                                                                          1,008,354,219
                                                                                                 ====================
    Value - Unaffiliated issuers                                                                         888,044,185
    Value - Repurchase agreements                                                                        127,201,024
                                                                                                 --------------------
    Total value of investments                                                                         1,015,245,209
                                                                                                 --------------------
  Cash                                                                                                     2,797,388
  Receivables:
    Investment securities sold                                                                             4,665,863
    Capital shares sold                                                                                    3,073,485
    Interest                                                                                               3,409,629
  Unrealized gain on unfunded loan commitments (Note 9)                                                       94,871
  Other assets                                                                                                44,067
                                                                                                 --------------------
      Total assets                                                                                     1,029,330,512
                                                                                                 --------------------
Liabilities:
  Payables:
    Investment securities purchased                                                                       43,718,369
    Affiliates                                                                                               515,118
  Distributions to shareholders                                                                            3,441,510
  Other liabilities                                                                                           41,219
                                                                                                 --------------------
      Total liabilities                                                                                   47,716,216
                                                                                                 --------------------
        Net assets, at value                                                                          $  981,614,296
                                                                                                 ====================
Net assets consist of:
  Distributions in excess of net investment income                                                    $     (306,162)
  Net unrealized appreciation (depreciation)                                                               6,971,685
  Accumulated net realized gain (loss)                                                                    (9,097,451)
  Capital shares                                                                                         984,046,224
                                                                                                 --------------------
        Net assets, at value                                                                          $  981,614,296
                                                                                                 ====================
Net asset value and maximum offering price per share ($981,614,296 -:- 99,676,520 shares              $         9.85
 outstanding)                                                                                    ====================



                       See notes to financial statements.

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES
FINANCIAL STATEMENTS (CONTINUED)


STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JANUARY 31, 2005 (UNAUDITED)

Investment income:
  Interest                                                                                             $19,004,481
                                                                                                -------------------
Expenses:
  Management fees (Note 4)                                                                               3,578,938
  Administrative fees (Note 4)                                                                             585,997
  Custodian fees                                                                                             7,511
  Professional fees                                                                                         49,228
  Other                                                                                                     76,389
                                                                                                -------------------
    Total expenses                                                                                       4,298,063
    Expense reductions (Note 5)                                                                             (8,458)
    Expenses waived/paid by affiliate (Note 4)                                                          (1,605,374)
                                                                                                -------------------
      Net expenses                                                                                       2,684,231
                                                                                                -------------------
        Net investment income                                                                           16,320,250
                                                                                                -------------------
Realized and unrealized gains (losses):
    Net realized gain (loss) from investments                                                              (74,047)
    Net unrealized appreciation (depreciation) on investments                                            1,214,372
                                                                                                -------------------
Net realized and unrealized gain (loss)                                                                  1,140,325
                                                                                                -------------------
Net increase (decrease) in net assets resulting from operations                                        $17,460,575
                                                                                                ===================


                       See notes to financial statements.

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES
FINANCIAL STATEMENTS (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED JANUARY 31, 2005 (UNAUDITED)
AND YEAR ENDED JULY 31, 2004
                                                                          SIX MONTHS ENDED
                                                                          JANUARY 31, 2005   YEAR ENDED JULY 31, 2004
                                                                       -----------------------------------------------
Increase (decrease) in net assets:
  Operations:
    Net investment income                                                    $     16,320,250       $      14,567,743
    Net realized gain (loss) from investments                                         (74,047)                770,172
    Net unrealized appreciation (depreciation) on investments                       1,214,372               5,403,365
                                                                       -----------------------------------------------
      Net increase (decrease) in net assets resulting from operations              17,460,575              20,741,280
  Distributions to shareholders from net investment income                        (16,483,837)            (14,725,533)
  Capital share transactions (Note 2)                                             222,650,846             533,324,229
                                                                       -----------------------------------------------
      Net increase (decrease) in net assets                                       223,627,584             539,339,976
Net assets:
  Beginning of period                                                             757,986,712             218,646,736
                                                                       -----------------------------------------------
  End of period                                                              $    981,614,296       $     757,986,712
                                                                       ===============================================
Distributions in excess of net investment income
  End of period                                                              $       (306,162)      $        (142,575)
                                                                       ===============================================



                       See notes to financial statements.

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Franklin Floating Rate Master Trust (the Trust) is registered under the Investment Company Act of 1940 as a non-diversified, open-ended investment company. The Trust is organized as a partnership and consists of one series, the Franklin Floating Rate Master Series (the Fund). Shares of the Fund are issued in the form of partnership interests and are exempt from registration under the Securities Act of 1933. The Fund seeks current income and preservation of capital.

 The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Repurchase agreements are valued at cost.

Corporate debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund's pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Senior secured corporate loans with floating or variable interest rates generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from loan dealers and other financial institutions, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund's pricing services use independent market quotations from loan dealers or financial institutions and may incorporate valuation methodologies that consider multiple bond characteristics such as dealer quotes, issuer type, coupon, maturity, weighted average maturity, interest rate spreads and yield curves, cash flow and credit risk/quality analysis to determine current value.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Some methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Trustees.

B. JOINT REPURCHASE AGREEMENT

The Fund may enter into a joint repurchase agreement whereby its uninvested cash balance is deposited into a joint cash account to be used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the Fund based on its pro-rata interest. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by securities which are delivered to the Fund's custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Funds, with the value of the underlying securities marked to market daily to maintain

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

coverage of at least 100%. At January 31, 2005, all repurchase agreements held by the Fund had been entered into on that date.

C. SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS

The Fund may purchase securities on a when-issued or delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

D. SENIOR FLOATING RATE INTERESTS

Senior secured corporate loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR). Senior secured corporate loans often require prepayment of principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity.

Senior secured corporate loans in which the Fund invests are generally readily marketable, but may be subject to some restrictions on resale.

E. INCOME TAXES

No provision has been made for U.S. income taxes because all income and expenses are allocated to the partners for inclusion in their individual income tax returns.

F. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Facility fees are recognized as income over the expected term of the loan. The Fund's net investment income is proportionally allocated daily and distributed monthly to the partners.

G. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

H. GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and trustees are indemnified by the Fund against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

2. SHARES OF BENEFICIAL INTEREST

At January 31, 2005, there were an unlimited number of shares authorized ($.01 par value). Transactions in the Fund's shares were as follows:

                                          SIX MONTHS ENDED                          YEAR ENDED
                                          JANUARY 31, 2005                         JULY 31, 2004
                               -----------------------------------------------------------------------------
                                   Shares                   Amount            Shares            Amount
                               -----------------------------------------------------------------------------
  Shares sold                     24,493,991  $          240,889,609        57,549,828   $    563,299,502
  Shares redeemed                 (1,855,123)            (18,238,763)       (3,071,659)       (29,975,273)
                               =============================================================================
  Net  increase (decrease)        22,638,868  $          222,650,846        54,478,169   $    533,324,229
                               -----------------------------------------------------------------------------


3. CREDIT FACILITY

The Fund participates in a $200 million senior unsecured revolving credit facility to fund shareholder redemptions or meet unfunded loan commitments. The facility agreement ends on December 16, 2005. Interest is charged at the Federal Funds Rate plus .50%. Facility fees paid are amortized on a straight line basis over the term of the commitment. Annual commitment fees of .09% are charged on the unused portion of the facility and allocated among the participating funds based on net assets.

During the period ended January 31, 2005, the Fund did not utilize the facility.


4. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Fund are also officers and/or directors of the following entities:

ENTITY                                                                AFFILIATION
-----------------------------------------------------------------------------------------------------------
Franklin Advisers Inc. (Advisers)                                     Investment manager
Franklin Templeton Services LLC (FT Services)                         Administrative manager
Franklin Templeton Investor Services LLC (Investor Services)          Transfer agent
Franklin Templeton Distributors Inc. (Distributors)                   Principal underwriter

A. MANAGEMENT FEES

The Fund pays an investment management fee to Advisers of .80% per year of the average daily net assets of the Fund.

B. ADMINISTRATIVE FEES

The Fund pays an administrative fee to FT Services based on the Fund's daily net assets as follows:

   ANNUALIZED
    FEE RATE     NET ASSETS
-----------------------------------------------------------------
      .150%      First $200 million
      .135%      Over $200 million, up to and including $700
                 million
      .100%      Over $700 million, up to and including $1.2
                 billion
      .075%      In excess of $1.2 billion

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

FT Services agreed in advance to voluntarily waive administrative fees, as noted in the Statement of Operations. Additionally, Advisers agreed in advance to voluntarily waive a portion of management fees, as noted in the Statement of Operations. Total expenses waived by FT Services and Advisers are not subject to reimbursement by the Fund subsequent to the Fund's fiscal year end.

B. OTHER AFFLIATED TRANSACTIONS

At January 31, 2005, the shares of the Fund were owned by the following entities:

                                                        PERCENTAGE OF
                ENTITY                   SHARES       OUTSTANDING SHARES
-----------------------------------------------------------------------------
Franklin Floating Rate Fund PLC         99,656,520                    99.98%
Franklin Resources Inc.                  10,000                         .01%
Templeton Investment Counsel Inc.        10,000                         .01%
                                     ----------------------------------------
TOTAL                                   99,676,520                   100.00%
                                     ========================================


5. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended January 31, 2005, the custodian fees were reduced as noted in the Statement of Operations.


6. INCOME TAXES

At January 31, 2005, the net unrealized appreciation (depreciation) based on the cost of investments for income tax purposes were as follows:

Cost of investments                              $      1,008,531,277
                                               =======================
Unrealized appreciation                          $          7,801,414

Unrealized depreciation                                    (1,087,482)
                                               -----------------------
Net unrealized appreciation                      $          6,713,932
                                               =======================

Net investment income (loss) differs for financial statement and tax purposes primarily due to differing treatments of organization costs and bond premiums.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatment of wash sales and bond premiums.


7. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term securities) for the period ended January 31, 2005 aggregated $438,027,528 and $235,957,598, respectively.

At January 31, 2005, the Fund did not participate in any soft commission arrangements.

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

8. CREDIT RISK

The Fund has 85.47% of its portfolio invested in below investment grade and comparable quality unrated high yield securities, which tend to be more sensitive to economic conditions than higher rated securities.

9. UNFUNDED LOAN COMMITMENTS

The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers' discretion.

At January 31, 2005, unfunded commitments were as follows:

BORROWER                                                                               UNFUNDED
                                                                                      COMMITMENT
------------------------------------------------------------------------------------------------------
BCP Crystal US Holdings Corp., Delay Draw                                           $    862,232
EnviroSolutions Inc., Delay Draw                                                         166,364
Intelsat (Bermuda) Ltd., Senior Term Loan Facility                                       857,143
Texas Genco LLC, Delay Draw                                                            2,484,615
US Shipping Partners LP, Delay Draw                                                      230,769
Vanguard Health Holding Co. II LLC, Delay Draw                                         1,500,000
Vanguard Health Holding Co. II LLC, Delay Draw 2                                       1,200,000
Venetian Casino Resorts LLC, Delay Draw                                                  715,909
Warner Chilcott Holdings Co., Delay Draw                                                 794,953
                                                                                 -------------------
                                                                                    $  8,811,985
                                                                                 -------------------

Unfunded loan commitments are marked to market daily and any unrealized gain or loss is included in the Statement of Assets and Liabilities and Statement of Operations.


10. PARTNERSHIP DISTRIBUTIONS

For the period ended January 31, 2005, the Fund made the following distributions:

       Payment Date            Amount Per Share
----------------------------------------------------
         8/31/2004                $0.028368
         9/30/2004                $0.027387
        10/29/2004                $0.029760
        11/30/2004                $0.029647
        12/31/2004                $0.032230
         1/31/2005                $0.034948

Daily distribution information is available at the registered office upon request.


11. OTHER CONSIDERATIONS

Advisers, as the Fund's Manager, may serve as a member of various bondholders' steering committees, on credit committees, or may represent the Funds in certain corporate restructuring negotiations. At January 31, 2005, the Manager serves in one or more of these capacities for Adelphia Communications Corp. As a result of this involvement, Advisers may be in possession of certain material non-public information. If the Fund's Manager, while

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)


in possession of such information, seeks to sell any of its holdings in these securities it will comply with all applicable federal securities laws.

12. FUND LITIGATION

On July 6, 2003, Adelphia Communications Corp. ("Adelphia") and related parties, along with its Official Committee of Unsecured Creditors, filed an adversary proceeding in the Adelphia bankruptcy case in the U.S. Bankruptcy Court (SDNY) against more than 360 banks, financial services companies, insurance companies, investment banks, mutual funds and other parties that had arranged for the sale of, or purchased the bank debt of,

Adelphia or its related parties. Named Defendants included Franklin Advisers Inc., Franklin CLOs I - III, Franklin Floating Rate Daily Access Fund, Franklin Floating Rate Master Series, and Franklin Floating Rate Trust.

The Complaint alleges that the purchasers of this bank debt knew, or should have known, that the loan proceeds would not benefit Adelphia, but instead would be used to enrich Adelphia insiders. It seeks avoidance of the loans and recovery of intentionally fraudulent transfers.

Discovery for this case has been stayed and pending motions have not been ruled upon. Thus, it is not possible to predict its outcome at this early stage of the proceedings. However, management of the Funds does not expect that the result will have a material adverse effect on the financial condition of the Funds.


13. REGULATORY MATTERS

INVESTIGATIONS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission ("SEC"), the California Attorney General's Office ("CAGO"), and the National Association of Securities Dealers, Inc. ("NASD"), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares, Franklin Resources, Inc. and certain of its subsidiaries (as used in this section, together, the "Company"), as well as certain current or former executives and employees of the Company, received subpoenas and/or requests for documents, information and/or testimony. The Company and its current employees provided documents and information in response to those requests and subpoenas.

SETTLEMENTS

Beginning in August 2004, the Company entered into settlements with certain regulators investigating the mutual fund industry practices noted above. The Company believes that settlement of each of the matters described in this section is in the best interest of the Company and shareholders of the Franklin, Templeton, and Mutual Series mutual funds (the "funds").

On August 2, 2004, Franklin Resources, Inc. announced that its subsidiary, Franklin Advisers, Inc., reached an agreement with the SEC that resolved the issues resulting from the SEC investigation into market timing activity. In connection with that agreement, the SEC issued an "Order Instituting Administrative and Cease-and-Desist Proceedings Pursuant to Sections 203(e) and 203(k) of the Investment Advisers Act of 1940 and Sections 9(b) and 9(f) of the Investment Company Act of 1940, Making Findings and Imposing Remedial Sanctions and a Cease-and-Desist Order" (the "Order"). The SEC's Order concerned the activities of a limited number of third parties that ended in 2000 and those that were the subject of the first Massachusetts administrative complaint described below.

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

Under the terms of the SEC's Order, pursuant to which Franklin Advisers, Inc. neither admitted nor denied any of the findings contained therein, Franklin Advisers, Inc. agreed to pay $50 million, of which $20 million is a civil penalty, to be distributed to shareholders of certain funds in accordance with a plan to be developed by an independent distribution consultant. At this time, it is unclear which funds or which shareholders of any particular fund will receive distributions. The Order also required Franklin Advisers, Inc. to, among other things, enhance and periodically review compliance policies and procedures.

On September 20, 2004, Franklin Resources, Inc. announced that two of its subsidiaries, Franklin Advisers, Inc. and Franklin Templeton Alternative Strategies, Inc. ("FTAS"), reached an agreement with the Securities Division of the Office of the Secretary of the Commonwealth of Massachusetts (the "State of Massachusetts") related to its administrative complaint filed on February 4, 2004, concerning one instance of market timing that was also a subject of the August 2, 2004 settlement that Franklin Advisers, Inc. reached with the SEC, as described above.

Under the terms of the settlement consent order issued by the State of Massachusetts, Franklin Advisers, Inc. and FTAS consented to the entry of a cease-and-desist order and agreed to pay a $5 million administrative fine to the State of Massachusetts (the "Massachusetts Consent Order"). The Massachusetts Consent Order included two different sections: "Statements of Fact" and "Violations of Massachusetts Securities Laws." Franklin Advisers, Inc. and FTAS admitted the facts in the Statements of Fact.

On October 25, 2004, the State of Massachusetts filed a second administrative complaint, alleging that Franklin Resources, Inc.'s Form 8-K filing, in which it described the Massachusetts Consent Order and stated that "Franklin did not admit or deny engaging in any wrongdoing", failed to state that Franklin Advisers, Inc. and FTAS admitted the Statements of Fact portion of the Massachusetts Consent Order (the "Second Complaint"). Franklin Resources, Inc. reached a second agreement with the State of Massachusetts on November 19, 2004, resolving the Second Complaint. As a result of the November 19, 2004 settlement, Franklin Resources, Inc. filed a new Form 8-K. The terms of the Massachusetts Consent Order did not change and there was no monetary fine associated with this second settlement.

On November 17, 2004, Franklin Resources, Inc. announced that Franklin/Templeton Distributors, Inc. ("FTDI") reached an agreement with the CAGO, resolving the issues resulting from the CAGO's investigation concerning sales and marketing support payments. Under the terms of the settlement, FTDI neither admitted nor denied the allegations in the CAGO's complaint and agreed to pay $2 million to the State of California as a civil penalty, $14 million to the funds, to be allocated by an independent distribution consultant to be paid for by FTDI, and $2 million to the CAGO for its investigative costs.

On December 13, 2004, Franklin Resources, Inc. announced that its subsidiaries FTDI and Franklin Advisers, Inc. reached an agreement with the SEC, resolving the issues resulting from the SEC's investigation concerning marketing support payments to securities dealers who sell fund shares. In connection with that agreement, the SEC issued an "Order Instituting Administrative and Cease-and-Desist Proceedings, Making Findings, and Imposing Remedial Sanctions Pursuant to Sections 203(e) and 203(k) of the Investment Advisers Act of 1940, Sections 9(b) and 9(f) of the Investment Company Act of 1940, and Section 15(b) of the Securities Exchange Act of 1934" (the "Second Order").

Under the terms of the Second Order, in which FTDI and Franklin Advisers, Inc. neither admitted nor denied the findings contained therein, they agreed to pay the funds a penalty of $20 million and disgorgement of $1 (one dollar). FTDI and Franklin Advisers, Inc. also agreed to implement certain measures and undertakings relating to marketing support payments to broker-dealers for the promotion or sale of fund shares, including making additional disclosures in the funds' Prospectuses and Statements of Additional Information. The Second Order further requires the appointment of an independent distribution consultant, at the Company's expense, who shall develop a plan for the distribution of the penalty and disgorgement to the funds.

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

The SEC's Second Order and the CAGO settlement agreement concerning marketing support payments provide that the distribution of settlement monies are to be made to the relevant funds, not to individual shareholders. The IDC has substantially completed preparation of these distribution plans. The CAGO has approved the distribution plan pertaining to the distribution of the monies owed under the CAGO settlement agreement and, in accordance with the terms and conditions of that settlement, the monies are expected to be disbursed promptly. The SEC has not yet approved the distribution plan pertaining to the Second Order. When approved, disbursements of settlement monies under the SEC's Second Order will be made promptly in accordance with the terms and conditions of that order.

OTHER LEGAL PROCEEDINGS

The Fund, in addition to the Company and other funds, and certain current and former officers, employees, and directors have been named in multiple lawsuits in different federal courts in Nevada, California, Illinois, New York and Florida, alleging violations of various federal securities laws and seeking, among other relief, monetary damages, restitution, removal of fund trustees, directors, advisers, administrators, and distributors, rescission of management contracts and 12b-1 Plans, and/or attorneys' fees and costs. Specifically, the lawsuits claim breach of duty with respect to alleged arrangements to permit market timing and/or late trading activity, or breach of duty with respect to the valuation of the portfolio securities of certain Templeton funds managed by Franklin Resources, Inc. subsidiaries, resulting in alleged market timing activity. The majority of these lawsuits duplicate, in whole or in part, the allegations asserted in the February 4, 2004 Massachusetts administrative complaint and the findings in the SEC's August 2, 2004 Order, as described above. The lawsuits are styled as class actions, or derivative actions on behalf of either the named funds or Franklin Resources, Inc.

In addition, the Company, as well as certain current and former officers, employees, and directors, have been named in multiple lawsuits alleging violations of various securities laws and pendent state law claims relating to the disclosure of directed brokerage payments and/or payment of allegedly excessive advisory, commission, and distribution fees, and seeking, among other relief, monetary damages, restitution, rescission of advisory contracts, including recovery of all fees paid pursuant to those contracts, an accounting of all monies paid to the named advisers, declaratory relief, injunctive relief, and/or attorneys' fees and costs. These lawsuits are styled as class actions or derivative actions brought on behalf of certain funds.

The Company and fund management strongly believes that the claims made in each of the lawsuits identified above are without merit and intends to vigorously defend against them. The Company cannot predict with certainty, however, the eventual outcome of the remaining governmental investigations or private lawsuits, nor whether they will have a material negative impact on the Company. Public trust and confidence are critical to the Company's business and any material loss of investor and/or client confidence could result in a significant decline in assets under management by the Company, which would have an adverse effect on the Company's future financial results. If the Company finds that it bears responsibility for any unlawful or inappropriate conduct that caused losses to the Fund, it is committed to making the Fund or its shareholders whole, as appropriate. The Company is committed to taking all appropriate actions to protect the interests of its funds' shareholders.

FRANKLIN FLOATING RATE MASTER TRUST

SHAREHOLDER INFORMATION

PROXY VOTING POLICIES AND PROCEDURES

The Fund has established Proxy Voting Policies and Procedures ("Policies") that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/847-2268 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Fund's proxy voting records are also made available online at franklintempleton.com and posted on the Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.

      ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 11(A), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

      ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Frank W. T. LaHaye and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

      ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES. N/A

      ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. N/A

      ITEM 6. SCHEDULE OF INVESTMENTS. N/A

      ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

      ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. N/A

      ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

      ITEM 10. CONTROLS AND PROCEDURES.
(A) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 11. EXHIBITS.

(A) Code of Ethics

(B) (1) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

(B) (2) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN FLOATING RATE MASTER TRUST

By /s/Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    March 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    March 22, 2005


By /s/Galen G. Vetter
      Chief Financial Officer
Date    March 22, 2005